Schedule of option-pricing models (Details)	9 Months Ended
Jun. 30, 2026 $ / shares
JGB First Warrants [Member] | Grant Date [Member]
IfrsStatementLineItems [Line Items]
Estimated stock price at time of grant	$ 4.00
Number of periods to exercise, in years	5 years 4 months 24 days
Compounded risk-free rate	3.83%
Dividend yield	0.00%
Exercise price	$ 0.10
Volatility	115.00%
JGB First Warrants [Member] | Exercise Date [Member]
IfrsStatementLineItems [Line Items]
Estimated stock price at time of grant	$ 4.12
Number of periods to exercise, in years	4 years 7 months 9 days
Compounded risk-free rate	3.94%
Dividend yield	0.00%
Exercise price	$ 0.10
Volatility	87.00%
JGB First Warrants [Member] | Reporting Date [Member]
IfrsStatementLineItems [Line Items]
Estimated stock price at time of grant	$ 6.76
Number of periods to exercise, in years	4 years 4 months 20 days
Compounded risk-free rate	4.19%
Dividend yield	0.00%
Exercise price	$ 0.10
Volatility	119.00%
JGB Second Warrants [Member] | Grant Date [Member]
IfrsStatementLineItems [Line Items]
Estimated stock price at time of grant	$ 4.00
Number of periods to exercise, in years	5 years 29 days
Compounded risk-free rate	358.00%
Dividend yield	0.00%
Exercise price	$ 0.10
Volatility	115.00%
JGB Second Warrants [Member] | Reporting Date [Member]
IfrsStatementLineItems [Line Items]
Estimated stock price at time of grant	$ 6.76
Number of periods to exercise, in years	4 years 4 months 20 days
Compounded risk-free rate	4.19%
Dividend yield	0.00%
Exercise price	$ 0.10
Volatility	119.00%
October Warrants [Member] | Grant Date [Member]
IfrsStatementLineItems [Line Items]
Estimated stock price at time of grant	$ 4.00
Number of periods to exercise, in years	2 years
Compounded risk-free rate	3.59%
Dividend yield	0.00%
Exercise price	$ 5.00
Volatility	115.00%
October Warrants [Member] | Reporting Date [Member]
IfrsStatementLineItems [Line Items]
Estimated stock price at time of grant	$ 6.76
Number of periods to exercise, in years	1 year 3 months 7 days
Compounded risk-free rate	3.98%
Dividend yield	0.00%
Exercise price	$ 5.00
Volatility	119.00%
JGB Conversion Feature [Member] | Grant Date [Member]
IfrsStatementLineItems [Line Items]
Estimated stock price at time of grant	$ 4.00
Number of periods to exercise, in years	2 years 8 months 8 days
Compounded risk-free rate	3.47%
Dividend yield	0.00%
Exercise price	$ 4.00
Volatility	115.00%
JGB Conversion Feature [Member] | Reporting Date [Member]
IfrsStatementLineItems [Line Items]
Estimated stock price at time of grant	$ 6.76
Number of periods to exercise, in years	1 year 11 months 26 days
Compounded risk-free rate	4.14%
Dividend yield	0.00%
Exercise price	$ 4.00
Volatility	119.00%
October Financing Conversion Feature [Member] | Grant Date [Member]
IfrsStatementLineItems [Line Items]
Estimated stock price at time of grant	$ 4.00
Number of periods to exercise, in years	3 years
Compounded risk-free rate	3.60%
Dividend yield	0.00%
Exercise price	$ 4.00
Volatility	115.00%
October Financing Conversion Feature [Member] | Exercise Date [Member]
IfrsStatementLineItems [Line Items]
Estimated stock price at time of grant	$ 3.38
Number of periods to exercise, in years	2 years 9 months 3 days
Compounded risk-free rate	3.63%
Dividend yield	0.00%
Exercise price	$ 4.00
Volatility	79.00%
October Financing Conversion Feature [Member] | Reporting Date [Member]
IfrsStatementLineItems [Line Items]
Estimated stock price at time of grant	$ 6.76
Number of periods to exercise, in years	2 years 3 months 10 days
Compounded risk-free rate	4.14%
Dividend yield	0.00%
Exercise price	$ 4.00
Volatility	119.00%
FAR Holdings Conversion Feature [Member] | Grant Date [Member]
IfrsStatementLineItems [Line Items]
Estimated stock price at time of grant	$ 4.00
Number of periods to exercise, in years	1 year 6 months
Compounded risk-free rate	3.70%
Dividend yield	0.00%
Exercise price	$ 4.00
Volatility	115.00%
FAR Holdings Conversion Feature [Member] | Reporting Date [Member]
IfrsStatementLineItems [Line Items]
Estimated stock price at time of grant	$ 6.76
Number of periods to exercise, in years	9 months 29 days
Compounded risk-free rate	3.98%
Dividend yield	0.00%
Exercise price	$ 4.00
Volatility	119.00%